U.S. Bank Global Fund Services

615 East Michigan Street,

Milwaukee, Wisconsin 53202

April 30, 2019

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	LKCM Funds (the “Trust”)
File Nos. 811-08352 and 033-75116

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, LKCM International Equity Fund and the LKCM Aquinas Catholic Equity Fund (the “Funds”), is Post-Effective Amendment No. 51 under the 1933 Act and Amendment No. 51 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on May 1, 2019. The purposes of this filing are to: (1) add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2018, for each Fund except the LKCM International Equity Fund, which has not yet commenced operations; (2) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 50 (“PEA No. 50”) to the Registration Statement, which was filed with the SEC pursuant to Rule 485(a) under the 1933 Act on February 6, 2019, with respect to the LKCM International Equity Fund; (3) file exhibits that were not included with PEA No. 50; and (4) make other non-material changes to the Funds’ prospectuses and statements of additional information.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, J.D.
Assistant Vice President
For U.S. Bank Global Fund Services

cc:	Jacob Smith, Luther King Capital Management Corporation
Kathy Kresch Ingber, K&L Gates LLP